5A. INCOME TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Deferred tax assets	$ 626	$ 466
Deferred tax liabilities:
Intangible assets and other	27,770	25,994
Gross	28,396	26,460
Valuation allowance	(28,396)	(26,460)
Net	$ 0	$ 0